Additional Information - Condensed Financial Statements (Condensed Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 569,917	$ 220,794	$ 548,484	$ 366,639
Prepaid and other current assets	232,392	34,845
Restricted time deposits-current	227,285	282,186
Total current assets	1,272,068	807,371
Total assets	1,779,506	1,547,965
Liabilities and shareholders' equity
Short-term bank loans	344,500	25,500
Total current liabilities	714,899	247,947
Long-term bank loans	0	344,500
Total liabilities	720,257	605,267
Shareholders' equity
Additional paid-in capital	111,719	96,004
Treasury shares (1,510 and 2,730 shares, respectively as of December 31, 2014 and 2015)	(35,323)	(20,817)
Statutory reserves	6,746	9,367
Retained earnings	951,367	735,962
Accumulated other comprehensive income/(loss)	(6,101)	68,802
Total Changyou.com Limited shareholders' equity	1,029,479	890,388
Total liabilities and shareholders' equity	1,779,506	1,547,965
Class A ordinary shares [Member]
Shareholders' equity
Ordinary shares	368	245
Class B ordinary shares [Member]
Shareholders' equity
Ordinary shares	703	825
Changyou.com Limited [Member]
Assets
Cash and cash equivalents	5,118	24,429	$ 17,579	$ 10,674
Prepaid and other current assets	0	2
Restricted time deposits-current	478	0
Total current assets	5,596	24,431
Interests in subsidiaries and variable interest entities	1,368,978	1,236,882
Total assets	1,374,574	1,261,313
Liabilities and shareholders' equity
Short-term bank loans	344,500	25,500
Accrued liabilities	595	925
Total current liabilities	345,095	26,425
Long-term bank loans	0	344,500
Total liabilities	345,095	370,925
Shareholders' equity
Additional paid-in capital	111,719	96,004
Treasury shares (1,510 and 2,730 shares, respectively as of December 31, 2014 and 2015)	(35,323)	(20,817)
Statutory reserves	6,746	9,367
Retained earnings	951,367	735,962
Accumulated other comprehensive income/(loss)	(6,101)	68,802
Total Changyou.com Limited shareholders' equity	1,029,479	890,388
Total liabilities and shareholders' equity	1,374,574	1,261,313
Changyou.com Limited [Member] | Class A ordinary shares [Member]
Shareholders' equity
Ordinary shares	368	245
Changyou.com Limited [Member] | Class B ordinary shares [Member]
Shareholders' equity
Ordinary shares	$ 703	$ 825